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Virtus Herzfeld Fund
Virtus Herzfeld Fund

Virtus Herzfeld Fund (the “Fund”)

a series of Virtus Opportunities Trust

Supplement dated March 11, 2020 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2020, as supplemented

Important Notice to Investors

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the fund’s statutory prospectus, is hereby replaced in its entirety with the following:

Average Annual Returns - Virtus Herzfeld Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	18.57%	6.70%	7.50%	Sep. 05, 2012
Class I | After Taxes on Distributions	Return After Taxes on Distributions	17.17%	4.79%	5.64%	Sep. 05, 2012
Class I | After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.13%	4.53%	5.22%	Sep. 05, 2012
Class A	Return Before Taxes	11.45%	5.18%	6.37%	Sep. 05, 2012
Class C	Return Before Taxes	17.32%	5.64%	6.43%	Sep. 05, 2012
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	10.24%	Sep. 05, 2012
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	2.65%	Sep. 05, 2012
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	19.41%	6.43%	7.31%	Sep. 05, 2012

Investors should retain this supplement with the Prospectuses for future reference.